UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31
Date of reporting period: February 29, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

FORM N-Q
FEBRUARY 29, 2008

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited)	February 29, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.6%
Bank Note — 1.2%
$46,000,000	Bank of America NA, 3.096% due 8/11/08 (a)	$45,968,907
Certificates of Deposit — 46.7%
25,000,000	Abbey National Treasury, 4.679% due 10/2/08 (a)	25,007,361
	Banco Bilbao Vizcaya:
50,000,000	4.630% due 4/4/08	50,001,318
40,000,000	4.550% due 4/8/08	40,001,978
40,000,000	Banco Santander, 3.050% due 5/27/08	40,000,937
	Bank of Montreal:
25,000,000	5.150% due 3/6/08	25,000,000
50,000,000	4.500% due 4/8/08	50,000,000
	Bank of Nova Scotia:
65,000,000	4.370% due 4/10/08	65,004,751
45,000,000	3.800% due 4/22/08	45,040,789
25,000,000	Bank of Scotland PLC, 3.500% due 10/22/08	25,061,787
	Bank of Tokyo:
25,000,000	5.100% due 3/3/08	25,000,000
30,000,000	3.050% due 5/7/08	30,000,000
30,000,000	4.500% due 7/7/08	30,000,000
	Barclays Bank PLC NY:
25,000,000	5.080% due 3/19/08	25,000,000
40,000,000	5.200% due 4/9/08	40,000,000
25,000,000	3.050% due 8/25/08	25,000,000
	BNP Paribas NY:
30,000,000	5.100% due 3/3/08	30,000,000
50,000,000	4.850% due 6/13/08	50,000,000
30,000,000	4.760% due 6/20/08	30,000,000
	Calyon NY:
40,000,000	5.260% due 3/3/08	40,000,000
15,000,000	5.350% due 4/21/08	15,006,607
25,000,000	5.400% due 7/10/08	25,000,000
30,000,000	3.010% due 8/25/08	30,000,000
	Canadian Imperial Bank:
20,000,000	5.070% due 4/2/08	20,001,422
25,000,000	4.650% due 4/30/08	24,997,888
40,000,000	3.991% due 7/18/08 (a)	40,006,368
49,000,000	3.460% due 7/7/09 (a)	49,000,000
	Credit Suisse New York:
15,000,000	5.370% due 5/30/08	14,996,469
30,000,000	5.405% due 6/9/08	29,996,720
50,000,000	Deutsche Bank NY, 4.874% due 9/22/08 (a)	50,068,406
30,000,000	Dexia Credit Local S.A, 3.200% due 3/27/08	30,000,998
25,000,000	Fortis Bank NY, 3.067% due 6/30/08 (a)	24,975,531
36,300,000	Fortis Bank SA/NV-New York, NY, 4.780% due 9/30/08 (a)	36,351,739
20,000,000	HBOS Treasury Services NY, 5.420% due 6/16/08	19,998,343
50,000,000	JPMorgan Chase, 5.130% due 4/14/08	50,000,000
50,000,000	Lloyds Bank PLC, 3.060% due 3/25/08	50,000,000
70,000,000	Nordea Bank Finland NY, 4.700% due 10/24/08	70,405,562
50,000,000	Rabobank Nederland, 3.080% due 3/3/08	50,000,000
50,000,000	Royal Bank of Canada NY, 2.970% due 8/28/08	50,000,000
25,000,000	Royal Bank of Scotland PLC, 4.800% due 3/6/08	25,000,000
40,000,000	Sanpaolo IMI U.S. Financial Co., 4.240% due 4/14/08	40,006,445
40,000,000	Skandinaviska Enskilda Banken, 3.845% due 4/22/08	40,000,275
	Svenska Handelsbanken NY:
25,000,000	5.100% due 4/3/08	25,000,000

See Notes to Schedules of Investments.

1

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Certificates of Deposit — 46.7% (continued)
$40,000,000	3.050% due 5/5/08	$40,001,389
25,000,000	5.330% due 6/4/08	24,997,244
	Toronto Dominion Bank NY:
38,000,000	5.130% due 3/3/08	38,000,000
50,000,000	5.020% due 3/20/08	49,999,984
33,400,000	UBS AG Stamford CT, 5.045% due 3/20/08	33,399,185
50,000,000	Unicredito Italiano SpA NY, 4.935% due 3/31/08	50,000,192
50,000,000	Wachovia Bank NA, 3.928% due 1/27/09 (a)	50,000,000
40,000,000	Westpac Banking Corp., 4.545% due 4/7/08	40,001,730
	Total Certificates of Deposit	1,827,331,418
Certificates of Deposit (Euro) — 5.5%
25,000,000	Banco Santander, 4.190% due 7/15/08	25,000,911
50,000,000	HSBC Bank PLC, 3.030% due 7/28/08	49,985,768
50,000,000	KBC Bank NV, 3.900% due 3/25/08	50,000,594
50,000,000	Lloyds TSB Bank PLC, 3.025% due 5/27/08	50,000,578
40,000,000	National Australia Funding, 3.160% due 4/30/08	40,000,639
	Total Certificates of Deposit (Euro)	214,988,490
Commercial Paper — 28.8%
40,000,000	Allied Irish Banks NA, 3.000% due 6/20/08 (b)(c)	39,640,300
40,000,000	Australia & New Zealand Banking, 4.554% due 4/7/08 (b)(c)	39,825,000
38,000,000	Bank of America Corp., 4.768% due 3/3/08 (b)	38,000,000
	Bank of Ireland:
25,000,000	4.307% due 4/11/08 (b)(c)	24,884,625
25,000,000	3.058% due 5/7/08 (b)(c)	24,863,003
35,000,000	3.000% due 6/16/08 (b)	34,696,813
	Bank of Scotland PLC:
21,100,000	3.027% due 4/28/08 (b)	21,001,205
34,000,000	3.104% due 7/22/08 (b)	33,592,510
25,000,000	Barclays US Funding LLC, 5.099% due 4/17/08 (b)	24,844,687
35,000,000	BNZ International Funding Ltd., 4.204% due 5/14/08 (b)(c)	34,709,850
	CBA Delaware Finance:
40,000,000	4.603% due 4/2/08 (b)	39,848,333
25,000,000	4.692% due 4/7/08 (b)	24,888,194
	Danske Corp.:
40,000,000	4.552% due 4/3/08 (b)(c)	39,845,000
40,000,000	3.130% due 4/30/08 (b)(c)	39,799,900
	Depfa Bank PLC:
42,200,000	3.201% - 4.345% due 4/7/08 (b)(c)	42,047,754
25,000,000	3.073% due 5/6/08 (b)(c)	24,864,444
25,000,000	4.562% due 6/5/08 (b)(c)	24,707,882
40,000,000	Dexia Delaware, 3.039% due 5/29/08 (b)	39,708,550
40,000,000	Fortis Bank NY, 3.741% due 5/7/08 (b)	39,732,778
25,000,000	Kredietbank NA, 3.772% due 3/18/08 (b)	24,960,938
34,100,000	Royal Bank of Scotland PLC, 4.276% due 6/9/08 (b)(c)	33,710,123
	Sanpaolo IMI U.S. Financial Co.:
40,000,000	4.592% due 3/31/08 (b)	39,858,756
25,000,000	3.054% due 5/28/08 (b)	24,819,042
	Skandinaviska Enskilda Banken:
34,500,000	3.065% due 4/17/08 (b)(c)	34,368,469
30,000,000	3.053% due 5/7/08 (b)(c)	29,835,875
	Societe Generale:
50,000,000	4.943% due 4/24/08 (b)	49,649,000
9,772,000	5.011% due 5/16/08 (b)	9,673,574
	Swedbank:

See Notes to Schedules of Investments.

2

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Commercial Paper — 28.8% (continued)
$40,150,000	3.092% - 3.519% due 3/18/08 (b)	$40,095,788
49,400,000	3.093% - 4.967% due 3/20/08 (b)	49,302,296
	UBS Finance Delaware LLC:
25,000,000	5.435% due 3/6/08 (b)	24,988,979
40,000,000	3.008% due 7/21/08 (b)	39,538,000
69,300,000	Unicredito Italiano SpA NY, 3.488%–4.252% due 5/15/08 (b)(c)	68,777,675
25,000,000	Westpac Banking Corp., 4.687% due 5/2/08 (b)(c)	24,809,167
	Total Commercial Paper	1,125,888,510
Corporate Bonds & Notes — 1.5%
15,000,000	BNP Paribas, 3.060% due 5/19/08 (a)(c)	14,998,710
20,000,000	Fortis Bank NY, 3.864% due 7/18/08 (a)(c)	19,995,036
25,000,000	Royal Bank of Scotland Group PLC, 3.120% due 6/6/08 (a)(c)	25,001,685
	Total Corporate Bonds & Notes	59,995,431
Medium-Term Notes — 8.0%
50,000,000	Axon Financial Funding LLC, 3.111%, 4/15/08 (d)(e)(f)	49,999,411
30,000,000	Commonwealth Bank of Australia, 4.906% due 12/18/08 (a)(c)	30,011,729
60,000,000	General Electric Capital Corp., 3.170% due 1/27/09 (a)	60,000,000
	Orion Finance USA LLC:
35,000,000	3.064%, 3/25/08 (d)(e)(g)	35,000,000
40,000,000	3.109%, 3/25/08 (d)(e)(g)	40,000,000
50,000,000	Toyota Motor Credit Corp., 3.210% due 2/12/09 (a)	50,000,000
50,000,000	Wells Fargo Co., 3.194% due 10/31/08 (a)	50,003,664
	Total Medium-Term Notes	315,014,804
U.S. Government Agencies — 7.6%
50,000,000	Federal Farm Credit Bank (FFCB), Bonds, 3.080% due 9/22/08 (a)	50,000,000
	Federal Home Loan Bank (FHLB):
50,000,000	2.870% due 11/21/08 (a)	50,000,000
25,000,000	2.974% due 12/3/08 (a)	25,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
50,000,000	Discount Notes, 2.556% due 9/12/08 (b)	49,324,500
25,000,000	Notes, 2.970% due 3/26/08 (a)	24,999,294
	Federal National Mortgage Association (FNMA), Notes:
50,000,000	3.060% due 1/23/09 (a)	49,995,534
50,000,000	3.250% due 9/3/09 (a)	50,000,000
	Total U.S. Government Agencies	299,319,328
Repurchase Agreement — 1.3%
50,949,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 2/29/08,
	3.100% due 3/3/08; Proceeds at maturity - $50,962,162; (Fully
	collateralized by various U.S. government agency obligations, 4.000% to
	5.400% due 8/6/09 to 2/20/13; Market value - $51,971,844)	50,949,000
	TOTAL INVESTMENTS — 100.6% (Cost — $3,939,455,888#)	3,939,455,888
	Liabilities in Excess of Other Assets — (0.6)%	(25,025,650)

	TOTAL NET ASSETS — 100.0%	$3,914,430,238

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Date shown is the next date of the next interest rate change. Both principal and interest are currently in default.

See Notes to Schedules of Investments.

3

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

(f)	On November 20, 2007, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.
(g)	On January 14, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

4

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 102.5%
U.S. Government Agencies — 84.1%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$50,000,000	2.950% due 4/17/08 (a)	$49,996,909
50,000,000	2.960% due 5/13/08 (a)	49,997,477
100,000,000	2.960% due 6/13/08 (a)	99,994,040
25,000,000	2.986% due 6/18/08 (a)	24,999,275
2,500,000	2.950% due 7/28/08 (a)	2,498,642
125,000,000	3.050% due 8/1/08 (a)	125,000,000
4,000,000	2.960% due 8/7/08 (a)	3,997,863
75,000,000	3.080% due 9/22/08 (a)	75,000,000
50,000,000	3.050% due 11/3/08 (a)	49,996,698
50,000,000	2.990% due 11/5/08 (a)	50,000,000
50,000,000	3.000% due 11/13/08 (a)	50,000,000
78,000,000	3.030% due 11/21/08 (a)	77,989,918
75,000,000	3.040% due 12/17/08 (a)	74,994,150
50,000,000	2.960% due 1/23/09 (a)	49,998,059
50,000,000	3.050% due 2/6/09 (a)	50,000,000
30,000,000	5.010% due 3/6/09 (a)	29,997,716
25,000,000	2.960% due 5/15/09 (a)	24,997,004
75,000,000	3.120% due 3/5/10 (a)	75,000,000
30,000,000	Series 1, 2.980% due 3/13/08 (a)	29,999,841
	Discount Notes:
6,239,000	5.004% due 3/4/08 (b)	6,238,154
75,000,000	4.174% due 3/5/08 (b)	74,982,792
25,000,000	4.640% due 3/18/08 (b)	24,952,604
50,000,000	4.208% due 4/17/08 (b)	49,740,625
30,000,000	4.207% due 6/24/08 (b)	29,612,033
30,000,000	4.208% due 6/25/08 (b)	29,608,600
2,250,000	4.208% due 6/26/08 (b)	2,220,388
12,577,000	2.545% due 6/30/08 (b)	12,472,234
31,000,000	2.525% due 7/11/08 (b)	30,720,139
10,000,000	5.095% due 7/22/08 (b)	9,810,042
50,000,000	2.517% due 7/23/08 (b)	49,508,917
50,000,000	2.460% due 8/19/08 (b)	49,429,625
8,288,000	2.494% due 8/28/08 (b)	8,187,190
60,000,000	2.477% due 12/1/08 (b)	58,894,350
50,000,000	2.460% due 12/17/08 (b)	49,032,653
40,000,000	2.465% due 1/20/09 (b)	39,135,078
	Federal Home Loan Bank (FHLB):
	Bonds:
35,000,000	2.973% due 3/14/08 (a)	34,999,415
50,000,000	4.766% due 3/20/08 (a)	49,999,202
100,000,000	2.930% due 8/21/08 (a)	100,035,017
75,000,000	2.902% due 11/4/08 (a)	75,000,000
75,000,000	2.870% due 11/21/08 (a)	75,000,000
75,000,000	3.161% due 1/28/09 (a)	74,984,237
35,000,000	2.976% due 2/11/09 (a)	35,000,000
50,000,000	2.945% due 2/18/09 (a)	50,000,000
100,000,000	3.071% due 8/6/09 (a)	99,978,788
50,000,000	3.120% due 8/7/09 (a)	50,000,000
75,000,000	3.054% due 8/27/09 (a)	74,977,929
25,000,000	Series 1, 4.569% due 4/22/08 (a)	24,998,729
40,000,000	Series 743, 3.558% due 10/24/08 (a)	39,991,359

See Notes to Schedules of Investments.

5

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
U.S. Government Agencies — 84.1% (continued)
	Discount Notes:
$108,000,000	4.233% - 4.812% due 3/7/08 (b)	$107,947,850
100,000,000	4.306% due 3/19/08 (b)	99,810,667
185,972,000	2.887% - 4.318% due 3/24/08 (b)	185,609,691
200,000,000	2.891% - 2.897% due 3/26/08 (b)	199,631,041
29,200,000	4.313% due 4/11/08 (b)	29,065,875
27,500,000	4.272% due 4/15/08 (b)	27,362,042
50,000,000	2.959% due 4/25/08 (b)	49,783,804
50,000,000	2.744% due 5/5/08 (b)	49,761,125
50,000,000	2.729% due 5/14/08 (b)	49,729,000
30,000,000	2.749% due 5/16/08 (b)	29,831,650
25,000,000	4.249% due 5/28/08 (b)	24,751,556
50,000,000	2.563% due 8/13/08 (b)	49,427,236
22,000,000	2.532% due 8/20/08 (b)	21,740,278
100,000,000	Notes, 3.220% due 8/7/09 (a)	99,971,324
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
19,000,000	5.018% - 5.200% due 3/3/08 (b)	19,000,000
99,664,000	4.223% - 4.544% due 3/10/08 (b)	99,581,924
100,000,000	4.288% due 3/31/08 (b)	99,671,778
20,000,000	4.300% due 4/11/08 (b)	19,908,458
26,425,000	4.658% due 4/18/08 (b)	26,271,368
50,000,000	4.318% due 4/21/08 (b)	49,711,444
122,463,000	4.198% - 4.274% due 4/25/08 (b)	121,712,395
75,000,000	2.870% due 4/28/08 (b)	74,667,500
50,000,000	2.742% due 4/30/08 (b)	49,783,875
44,000,000	4.274% due 5/5/08 (b)	43,677,370
50,000,000	4.210% - 4.274% due 5/12/08 (b)	49,596,333
77,072,000	2.728% due 5/19/08 (b)	76,625,261
31,000,000	3.528% due 5/22/08 (b)	30,759,922
25,000,000	4.231% due 6/11/08 (b)	24,713,194
50,000,000	4.249% due 6/16/08 (b)	49,393,333
161,813,000	2.612% - 4.254% due 6/23/08 (b)	160,152,363
100,000,000	2.563% due 6/27/08 (b)	99,181,556
75,000,000	2.554% due 7/10/08 (b)	74,320,062
43,500,000	2.519% due 7/21/08 (b)	43,078,775
17,955,000	2.529% due 7/28/08 (b)	17,771,783
25,000,000	2.541% due 8/4/08 (b)	24,731,569
50,000,000	2.501% due 8/11/08 (b)	49,447,681
22,800,000	2.505% due 9/10/08 (b)	22,501,212
100,000,000	2.422% - 2.488% due 2/2/09 (b)	97,780,534
	Series RB:
3,500,000	5.247% due 3/20/08 (b)	3,491,687
5,000,000	5.238% due 5/27/08 (b)	4,941,267
	Notes:
25,000,000	2.970% due 3/26/08 (a)	24,999,294
10,000,000	4.250% due 6/23/08	9,968,733
50,000,000	4.670% due 9/30/08 (a)	49,981,552
32,970,000	4.625% due 12/19/08	33,486,210
50,000,000	4.875% due 2/17/09	51,112,915
	Federal National Mortgage Association (FNMA):
	Discount Notes:
75,000,000	4.224% due 3/5/08 (b)	74,982,583
42,165,000	4.271% due 3/19/08 (b)	42,085,730
35,405,000	4.298% due 3/21/08 (b)	35,329,941
50,000,000	4.579% due 3/26/08 (b)	49,856,889

See Notes to Schedules of Investments.

6

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount		Security	Value
U.S. Government Agencies — 84.1% (continued)
	$32,660,000	4.532% due 3/27/08 (b)	$32,563,544
	205,619,000	4.337% - 4.409% due 3/28/08 (b)	205,009,010
	75,000,000	4.211% due 4/30/08 (b)	74,499,750
	25,000,000	4.331% due 5/7/08 (b)	24,808,656
	133,050,000	2.734% - 4.262% due 5/21/08 (b)	131,993,011
	10,000,000	5.278% - 5.323% due 5/30/08 (b)	9,876,861
	48,529,000	4.248% due 6/25/08 (b)	47,889,711
	90,000,000	2.546% - 2.576% due 7/16/08 (b)	89,143,875
	21,475,000	2.519% due 7/23/08 (b)	21,264,080
	59,750,000	2.529% - 2.531% due 8/13/08 (b)	59,073,663
	26,430,000	4.120% due 8/29/08 (b)	25,904,337
	111,500,000	2.427% - 2.488% due 1/30/09 (b)	109,036,309
		Notes:
	50,000,000	3.100% due 1/9/09 (a)	50,000,000
	75,000,000	3.070% due 1/16/09 (a)	75,000,000
	250,000,000	3.060% due 1/23/09 (a)	249,968,419
	75,000,000	3.300% due 9/3/09 (a)	75,000,000
		Total U.S. Government Agency Obligations	6,413,698,548
Repurchase Agreements — 18.4%
	1,303,644,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 2/29/08,
		3.100% due 3/3/08; Proceeds at maturity - $1,303,980,775 (Fully
		collateralized by various U.S. government agency obligations, 0.000% to
		7.530% due 4/2/08 to 9/26/36; Market value - $1,329,717,744)	1,303,644,000
	100,000,000	Morgan Stanley, tri-party repurchase agreement, dated 2/29/08, 3.050% due
		3/3/08; Proceeds at maturity - $100,025,417; (Fully collateralized by
		various U.S. government agency obligations, 0.000% to 8.125% due
		3/12/08 to 4/1/56; Market Value - $105,888,444)	100,000,000
		Total Repurchase Agreements	1,403,644,000
		TOTAL INVESTMENTS — 102.5% (Cost — $7,817,342,548#)	7,817,342,548
		Liabilities in Excess of Other Assets — (2.5)%	(192,758,545)

		TOTAL NET ASSETS — 100.0%	$7,624,584,003

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
(b)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

7

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited)	February 29, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.0%
Alabama — 0.2%
$4,700,000	Lower Alabama Gas District, Alabama Gas Supply Revenue, LIQ FAC-
	Societe Generale, 3.160%, 3/6/08 (a)	$4,700,000
Alaska — 0.1%
3,655,000	Alaska Housing Finance Corp., FSA, SPA-Dexia Credit Local, 3.050%,
	3/6/08(a)	3,655,000
500,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project,
	3.000%, 3/5/08 (a)	500,000
	Total Alaska	4,155,000
Arizona — 1.2%
14,000,000	Glendale, AZ, IDA, TECP, LOC-Wells Fargo, 1.150% due 6/11/08	14,000,000
9,840,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,
	3.030%, 3/5/08 (a)	9,840,000
7,960,000	Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-
	Landesbank Hessen-Thuringen, 3.100%, 3/6/08 (a)	7,960,000
	Total Arizona	31,800,000
Arkansas — 0.1%
3,250,000	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 3.400%, 3/6/08 (a)	3,250,000
Colorado — 3.1%
3,430,000	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.250%,
	3/6/08(a)	3,430,000
5,265,000	Colorado Educational & Cultural Facilities Authority, Akiba Academy of
	Dallas, LOC-Bank of America, 3.500%, 3/3/08 (a)	5,265,000
	Colorado Educational & Cultural Facilities Authority Revenue:
5,380,000	Cole Valley Christian Schools, LOC-U.S. Bank N.A., 2.990%, 3/6/08 (a)	5,380,000
4,735,000	First Academy Inc. Project, LOC-Fifth Third Bank, 2.990%, 3/6/08 (a)	4,735,000
10,500,000	LOC-Wachovia Bank, 3.380%, 3/6/08 (a)	10,500,000
	National Jewish Federation Bond Program, LOC-Bank of America:
3,000,000	3.500%, 3/3/08 (a)	3,000,000
4,165,000	3.500%, 3/3/08 (a)	4,165,000
2,200,000	National Jewish Foundation Building, LOC-Bank of America, 3.500%,
	3/3/08(a)	2,200,000
10,000,000	Norwest University Project, LOC-Bank of America, 3.150%, 3/6/08 (a)	10,000,000
	Colorado Health Facilities Authority Revenue:
5,025,000	LOC - U.S. Bank N.A., 3.100%, 3/6/08 (a)	5,025,000
2,800,000	SPA-Landesbank Hessen-Thuringen, 3.200%, 3/5/08 (a)	2,800,000
900,000	Colorado HFA, SPA-Lloyds TSB Bank PLC, 3.250%, 3/5/08 (a)	900,000
8,000,000	Fiddlers Business Improvement District, CO, Greenwood Village GO, Capital
	Improvement, Subordinated Lien, LOC-KeyBank N.A., 3.050%, 3/6/08 (a)	8,000,000
1,080,000	La Plata County, CO, PCR, BP Amoco Project, 3.700% due 3/1/08 (b)	1,080,000
	Regional Transportation District, CO, TECP:
6,100,000	3.350% due 3/11/08	6,100,000
9,000,000	1.700% due 8/4/08	9,000,000
2,200,000	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 3.000%,
	3/6/08(a)	2,200,000
	Total Colorado	83,780,000
Connecticut — 0.7%
8,000,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	8,025,530
10,740,000	Connecticut State, GO, SPA-Dexia Credit Local, 3.000%, 3/6/08 (a)	10,740,000
	Total Connecticut	18,765,530

See Notes to Schedules of Investments.

8

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Delaware — 1.4%
$21,830,000	Delaware County, OH, Health Care Facilities Revenue, Willow Brook
	Christian, LOC-Fifth Third Bank, 3.200%, 3/7/08 (a)	$21,830,000
	Delaware State EDA Revenue:
3,000,000	Hospital Billing Collection, LOC- JPMorgan Chase, 3.000%, 3/5/08 (a)	3,000,000
9,100,000	Hospital Billing, AMBAC, SPA-JPMorgan Chase, 3.200%, 3/5/08 (a)	9,100,000
3,695,000	Kent County, DE, Delaware State University Student Housing, LOC-
	Wachovia Bank N.A., 3.350%, 3/6/08 (a)	3,695,000
1,340,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-
	Thuringen, 4.000%, 3/3/08 (a)	1,340,000
	Total Delaware	38,965,000
District of Columbia — 3.9%
	District of Columbia:
	Revenue:
12,000,000	American College of Cardiology, LOC-SunTrust Bank, 3.250%,
	3/5/08(a)	12,000,000
2,380,000	American Psychological Association, LOC-Bank of America,
	3.020%, 3/6/08 (a)	2,380,000
8,000,000	American Sociological Association, LOC-PNC Bank N.A., 3.080%,
	3/6/08(a)	8,000,000
14,000,000	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 3.250%, 3/6/08 (a)	14,000,000
10,000,000	Population Services International, LOC-SunTrust Bank, 3.250%,
	3/5/08(a)	10,000,000
10,900,000	Sidwell Friends School, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	10,900,000
7,685,000	Vestry Rock Creek Parish, LOC-PNC Bank N.A., 3.080%, 3/6/08 (a)	7,685,000
40,000,000	TRAN, 4.000% due 9/30/08	40,195,301
	Total District of Columbia	105,160,301
Florida — 6.5%
	Collier County, FL:
5,380,000	EFA Revenue, International College Project, LOC-Fifth Third Bank,
	3.200%, 3/7/08 (a)	5,380,000
8,385,000	IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc.,
	LOC-Fifth Third Bank, 3.200%, 3/7/08 (a)	8,385,000
5,000,000	Florida State Board of Education Capital Outlay, Refunding, 5.500% due
	6/1/08	5,030,229
	Gainesville, FL, Utilities System Revenue:
7,335,000	SPA-Bank of New York, 2.200%, 3/5/08 (a)	7,335,000
17,400,000	SPA-State Street Bank & Trust Co., 2.900%, 3/5/08 (a)	17,400,000
7,000,000	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health
	System, LOC-SunTrust Bank, 3.350%, 3/6/08 (a)	7,000,000
	Hillsborough County, FL:
3,200,000	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.300%,
	3/5/08(a)	3,200,000
7,100,000	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America,
	3.020%, 3/6/08 (a)	7,100,000
	Jacksonville, FL:
2,520,000	Economic Development Commission Revenue, The YMCA of Florida's
	First Coast Project, LOC-Bank of America, 3.000%, 3/6/08 (a)	2,520,000
15,625,000	TECP, 0.750% due 4/2/08	15,625,000
2,520,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust
	Bank, 3.250%, 3/5/08 (a)	2,520,000
8,405,000	Martin County, FL, Health Facilities Authority, Hospital Revenue, Refunding,
	Martin Memorial Medical Center, LOC-Wachovia Bank N.A., 2.980%,
	3/6/08(a)	8,405,000

See Notes to Schedules of Investments.

9

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Florida — 6.5% (continued)
$3,445,000	Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of
	America, 3.020%, 3/6/08 (a)	$3,445,000
6,900,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 3.250%,
	3/5/08 (a)	6,900,000
	Orange County, FL:
	Health Facilities Authority Revenue:
9,095,000	Adventist Long Term Care, LOC-SunTrust Bank, 2.980%, 3/6/08 (a)	9,095,000
1,900,000	Hospitals, Orlando Regional Healthcare, FSA, SPA-Dexia Credit
	Local, 4.000%, 3/3/08 (a)	1,900,000
2,540,000	LOC-SunTrust Bank, 3.240%, 3/5/08 (a)(c)	2,540,000
3,900,000	IDA, Goodwill Industries Inc. Project, LOC-SunTrust Bank, 3.250%,
	3/5/08 (a)(c)	3,900,000
3,850,000	IDR, Central Florida YMCA Project, LOC-Bank of America, 3.020%,
	3/6/08 (a)	3,850,000
4,300,000	Orlando & Orange County, FL, Expressway Authority, FSA, SPA-Dexia
	Credit Local, 3.100%, 3/6/08 (a)	4,300,000
2,600,000	Palm Beach County, FL, Revenue, St. Andrews School, LOC-Bank of
	America N.A., 3.000%, 3/6/08 (a)	2,600,000
4,660,000	Pinellas County, FL, Industrial Development Administration, YMCA
	Suncoast Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	4,660,000
6,435,000	Polk County, FL, IDA Revenue, Lifepath Hospice Project, LOC-SunTrust
	Bank, 3.250%, 3/5/08 (a)	6,435,000
15,775,000	St. Johns County, FL, IDA, Hospital Revenue, Flagler Hospital, Convertible
	12/20/07, 3.250%, 3/5/08 (a)	15,775,000
20,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health
	Sciences Campus, LOC-Fifth Third Bank, 3.200%, 3/7/08 (a)	20,000,000
	Total Florida	175,300,229
Georgia — 5.7%
	Bibb County, GA:
1,820,000	Baptist Village Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	1,820,000
	Development Authority:
1,900,000	Educational Facilities Revenue, Tattnall Square Academy, LOC-
	Wachovia Bank, 3.400%, 3/6/08 (a)	1,900,000
4,100,000	Stratford Academy Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	4,100,000
9,785,000	Clayton County, GA, Development Authority Revenue, DACC Public
	Purpose Corp. II Project, LOC-Dexia Credit Local, 3.180%, 3/6/08 (a)	9,785,000
2,945,000	DeKalb County, GA, Development Authority Revenue, St. Martins Episcopal
	School, LOC-SunTrust Bank, 3.300%, 3/6/08 (a)	2,945,000
	Fulton County, GA, Development Authority Revenue:
5,000,000	Atlanta YMCA Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	5,000,000
7,000,000	Schenck School Inc. Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	7,000,000
17,500,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	17,500,000
2,483,000	Georgia State, Finance & Investment Commission, GO, SPA-Dexia Credit
	Local, 3.000%, 3/6/08 (a)	2,483,000
1,000,000	Georgia State, GO, Finance & Investment Commission, 5.250% due 7/1/08	1,013,809
11,800,000	Gwinnett County, GA, Development Authority, Wesleyan School Inc. Project,
	LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	11,800,000
	Macon-Bibb County, GA:
10,400,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-
	SunTrust Bank, 3.250%, 3/5/08 (a)	10,400,000
3,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center Central
	Georgia, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	3,000,000
1,675,000	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank,
	3.400%, 3/6/08 (a)	1,675,000
13,000,000	Urban Development Authority Revenue, Bibb County Law Enforcement,
	LIQ-Wachovia Bank N.A., 3.170%, 3/6/08 (a)	13,000,000

See Notes to Schedules of Investments.

10

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Georgia — 5.7% (continued)
$14,961,000	Municipal Electric Authority of Georgia, TECP, 2.650% due 5/7/08	$14,961,000
15,000,000	Municipal Electric Authority, GA, TECP, 2.750% due 6/9/08	15,000,000
2,500,000	Rabun County, GA, Development Authority Revenue, Nocoochee School
	Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	2,500,000
9,465,000	Richmond County Hospital Authority, University Health Services Inc.
	Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	9,465,000
2,645,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project,
	FNMA-Collateralized, 3.250%, 3/5/08 (a)	2,645,000
8,000,000	Savannah, GA, Economic Development Authority Revenue, Telfair Museum
	Art Inc. Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	8,000,000
7,800,000	Ware County, GA, Hospital Authority, Revenue Anticipation Certificates,
	Baptist Village Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	7,800,000
	Total Georgia	153,792,809
Idaho — 0.6%
15,000,000	Idaho State, GO, TAN, 4.500% due 6/30/08	15,036,190
Illinois — 5.9%
	Chicago, IL, GO:
2,000,000	AMBAC, 5.750% due 1/1/09	2,068,193
10,000,000	Tender Notes, LOC - Harris N.A., 1.050% due 2/5/09 (b)	10,000,000
3,000,000	Cook County, IL, Catholic Theological University Project, LOC-Harris Trust
	and Savings Bank, 3.010%, 3/5/08 (a)	3,000,000
3,000,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-
	Fifth Third Bank, 3.220%, 3/6/08 (a)	3,000,000
4,400,000	Elgin, IL, Revenue, Judson College, LOC-JPMorgan Chase, 3.230%, 3/5/08
	(a)	4,400,000
4,000,000	Illinois Development Finance Authority, Lyric Opera of Chicago Project,
	LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank, LOC-Bank
	One N.A., 3.200%, 3/5/08 (a)	4,000,000
	Illinois DFA:
4,500,000	Glenwood School for Boys, LOC-Harris Bank, 3.230%, 3/5/08 (a)	4,500,000
7,425,000	Rosecrance Inc. Project, LOC-JPMorgan Chase, 3.230%, 3/5/08 (a)	7,425,000
	Illinois Finance Authority Revenue:
17,220,000	Alexian Brothers Health Systems, FSA, SPA-Harris Bank, 3.050%,
	3/6/08 (a)	17,220,000
7,900,000	Alexian Brothers Health, LOC-Bank One N.A., 3.100%, 3/6/08 (a)	7,900,000
8,500,000	Childrens Villages Project, LOC-Charter One Bank N.A., 3.080%, 3/6/08 (a)	8,500,000
7,500,000	Dominican University, LOC-JPMorgan Chase, 3.200%, 3/5/08 (a)	7,500,000
2,300,000	GO, Latin School Project, LOC-JPMorgan Chase, 3.400%, 3/6/08 (a)	2,300,000
6,955,000	LOC-Wachovia Bank N.A., 3.950%, 3/3/08 (a)	6,955,000
4,050,000	Planned Parenthood Project, LOC-Charter One Bank N.A., 3.200%,
	3/6/08 (a)	4,050,000
13,200,000	The Clare at Water Project, LOC-LaSalle Bank, 3.000%, 3/6/08 (a)	13,200,000
6,500,000	Illinois Health Facilities Authority, Blessing Hospital, SPA-JPMorgan Chase
	Bank, FSA, 3.000%, 3/6/08 (a)	6,500,000
	Illinois Health Facilities Authority Revenue:
6,000,000	Alexian Brothers Health, FSA, 5.125% due 1/1/09 (d)	6,173,567
13,500,000	Pekin Memorial Hospital and Healthcare Centers, LOC-Fifth Third Bank,
	3.230%, 3/6/08 (a)	13,500,000
1,700,000	Illinois State, GO, SPA-Depfa Bank PLC, 3.280%, 3/5/08 (a)	1,700,000
	Lombard, IL:
6,482,000	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.200%,
	3/7/08 (a)	6,482,000
9,300,000	Revenue, National University Health Sciences Project, LOC-JPMorgan
	Chase, 3.450%, 3/6/08 (a)	9,300,000

See Notes to Schedules of Investments.

11

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Illinois — 5.9% (continued)
$9,500,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum &
	Education, LOC-LaSalle Bank N.A., 3.080%, 3/6/08 (a)	$9,500,000
	Total Illinois	159,173,760
Indiana — 1.6%
4,000,000	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-
	Wachovia Bank, 3.400%, 3/6/08 (a)	4,000,000
23,595,000	Indiana Health & Educational Facilities Financing Authority, Revenue,
	Educational Facilities, University of Evansville, LOC-Fifth Third Bank,
	3.200%, 3/7/08 (a)	23,595,000
	Indiana Health Facilities Financing Authority:
7,690,000	Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third
	Bank, 3.200%, 3/7/08 (a)	7,690,000
8,800,000	Revenue, Community Health Network Project, LOC-Fifth Third Bank,
	3.200%, 3/6/08 (a)	8,800,000
	Total Indiana	44,085,000
Iowa — 0.4%
2,000,000	Iowa Finance Authority, MFH, Cedarwood Hills Project, LIQ-FHLMC,
	3.290%, 3/6/08 (a)	2,000,000
10,000,000	Iowa State, TRAN, 4.000% due 6/30/08	10,023,971
	Total Iowa	12,023,971
Kansas — 0.2%
4,425,000	Kansas State Department of Transportation, Highway Revenue, LIQ-Pooled
	Money Investment Board, 3.800%, 3/3/08 (a)	4,425,000
Kentucky — 1.6%
1,500,000	Berea, KY, Educational Facilities Revenue, 4.000%, 3/3/08 (a)	1,500,000
4,600,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
	LOC-Fifth Third Bank, 3.070%, 3/6/08 (a)	4,600,000
8,000,000	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank,
	3.100%, 3/5/08 (a)	8,000,000
9,540,000	Henderson County, KY, Hospital Facilities Revenue, Community United
	Methodist Hospital Inc., LOC-Fifth Third Bank, 3.200%, 3/7/08 (a)	9,540,000
9,955,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue,
	LOC-U.S. Bank, 3.200%, 3/7/08 (a)	9,955,000
9,030,000	Williamsburg, KY, Educational Building Revenue, Refunding &
	Improvement Cumberland Project, LOC-Fifth Third Bank, 3.200%,
	3/7/08(a)	9,030,000
	Total Kentucky	42,625,000
Louisiana — 0.4%
10,000,000	Louisiana Public Facilities Authority Revenue, Various International Matex
	Tank Terminals, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	10,000,000
Maine — 0.1%
3,900,000	Maine State, GO, BAN, 3.250% due 6/10/08	3,907,000
Maryland — 5.2%
50,000,000	Howard County, MD, TECP, 3.400% due 3/3/08	50,000,000
3,500,000	Maryland Industrial Development Financing Authority, LOC-BB&T Corp.,
	3.180%, 3/6/08 (a)	3,500,000
	Maryland State Health & Higher EFA Revenue, John Hopkins University,
	TECP:
20,881,000	1.180% due 5/20/08	20,881,000
5,000,000	Beth Tfiloh Dahan Community School, LOC-SunTrust Bank, 3.250%,
	3/5/08 (a)	5,000,000
6,000,000	Loyola College Maryland, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	6,000,000
1,000,000	Mercy Medical Center, LOC-Wachovia Bank N.A., 3.290%, 3/6/08 (a)	1,000,000

See Notes to Schedules of Investments.

12

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Maryland — 5.2% (continued)
$2,320,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank, 3.250%,
	3/5/08(a)	$2,320,000
5,270,000	Maryland State Transportation Authority Grant & Revenue Anticipation,
	Refunding, 4.500% due 3/1/08	5,270,000
	Montgomery County, MD:
	EDA Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	3.200%, 3/5/08 (a)	15,000,000
25,500,000	3.230%, 3/5/08 (a)	25,500,000
6,795,000	Housing Opportunities Commission Multi-Family Revenue, Housing
	Development, SPA-Depfa Bank PLC, 3.030%, 3/5/08 (a)	6,795,000
	Total Maryland	141,266,000
Massachusetts — 3.3%
20,000,000	Commonwealth of Massachusetts, TECP, 3.320% due 3/4/08	20,000,000
23,000,000	Massachusetts School Building Authority, TECP, 1.500% due 3/11/08	23,000,000
	Massachusetts State DFA Revenue:
1,970,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.200%, 3/6/08 (a)	1,970,000
2,600,000	Smith College Project, 3.000%, 3/6/08 (a)	2,600,000
13,000,000	Massachusetts State Health & Higher EFA Revenue, Harvard University,
	3.400% due 3/12/08	13,000,000
	Massachusetts State HEFA:
7,750,000	Pool Loan Program, LOC-Citizens Bank, 3.120%, 3/6/08 (a)	7,750,000
16,900,000	Revenue, Suffolk University, 3.150%, 3/6/08 (a)	16,900,000
3,800,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,
	SPA-Bank of America, 2.800%, 3/5/08 (a)	3,800,000
300,000	Massachusetts State, GO, Central Artery, SPA-State Street Bank & Trust Co.,
	3.550%, 3/3/08 (a)	300,000
	Total Massachusetts	89,320,000
Michigan — 2.8%
11,800,000	Detroit, MI, Downtown Development Authority, Millender Center Project,
	LOC-HSBC, 3.200%, 3/6/08 (a)	11,800,000
10,425,000	Fremont, MI, Hospital Finance Authority, Revenue, Limited Obligation-
	Gerber Memorial Health, LOC-Fifth Third Bank, 3.200%, 3/7/08 (a)	10,425,000
20,000,000	Michigan Higher EFA, Refunding, Limited Obligation Calvin, LOC-
	JPMorgan Chase, 3.200%, 3/7/08 (a)	20,000,000
15,000,000	Michigan State, LOC-Depfa Bank PLC, 4.000% due 9/30/08	15,090,286
2,700,000	Michigan State Hospital Finance Authority Revenue, Trinity Health Credit,
	SPA-Bank of Nova Scotia, 3.150%, 3/3/08 (a)	2,700,000
4,490,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank
	Hessen-Thuringen, 2.950%, 3/6/08 (a)	4,490,000
3,435,000	Oakland County, MI, Economic Development Corp., Limited Obligation
	Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.200%,
	3/7/08(a)	3,435,000
6,700,000	University of Michigan, Hospital, 3.100%, 3/6/08 (a)	6,700,000
	Total Michigan	74,640,286
Minnesota — 0.6%
	Minneapolis & St. Paul, MN, TECP:
1,000,000	3.020% due 3/4/08	1,000,000
11,075,000	3.180% due 3/4/08	11,075,000
5,310,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems, SPA -
	Bank of Nova Scotia, 3.350%, 3/6/08 (a)	5,310,000
	Total Minnesota	17,385,000

See Notes to Schedules of Investments.

13

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Missouri — 1.1%
$6,500,000	Boone County, MO, IDA, Retirement Center Terrace Apartments Project,
	LOC-LaSalle Bank, 3.200%, 3/5/08 (a)	$6,500,000
15,000,000	Curators of the University of Missouri, Capital Projects Notes, 4.500% due
	6/30/08	15,037,710
715,000	Missouri State HEFA, Revenue, Assemblies of God College, LOC-Bank of
	America, 3.000%, 3/6/08 (a)	715,000
8,000,000	St. Louis, MO, General Funding Revenue, TRAN, 4.500% due 6/30/08	8,018,805
	Total Missouri	30,271,515
Nebraska — 0.3%
7,200,000	American Public Energy Agency Nebraska, Gas Supply Revenue, SPA-
	Societe Generale, 3.160%, 3/6/08 (a)	7,200,000
Nevada — 0.2%
1,500,000	Clark County, NV, Nevada School District, FSA, SPA-Bayerische
	Landesbank, 3.800%, 3/3/08 (a)	1,500,000
3,475,000	Las Vegas, NV, GO, LOC-Lloyds TSB Bank PLC, 3.800%, 3/3/08 (a)	3,475,000
	Total Nevada	4,975,000
New Hampshire — 1.1%
	New Hampshire HEFA Revenue:
2,300,000	Dartmouth College, SPA-JPMorgan Chase, 4.000%, 3/3/08 (a)	2,300,000
15,875,000	Frisbie Memorial Hospital, LOC-Bank of America, 3.150%, 3/6/08 (a)	15,875,000
3,395,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.160%,
	3/6/08(a)	3,395,000
8,100,000	Refunding Dartmouth College, SPA JPMorgan Chase, 4.000%, 3/3/08 (a)	8,100,000
	Total New Hampshire	29,670,000
New Jersey — 2.2%
10,000,000	Montclair Township, NJ, BAN, 3.750% due 12/19/08	10,066,412
20,000,000	Newark, NJ, GO, School Promissory Notes, 3.000% due 1/23/09	20,095,567
30,000,000	State of New Jersey, TRAN, 4.500% due 6/24/08	30,080,765
	Total New Jersey	60,242,744
New Mexico — 0.9%
17,000,000	New Mexico State, TRAN, 4.500% due 6/30/08	17,041,516
7,625,000	University of New Mexico, University Revenues, SPA-Westdeutsche
	Landesbank, 3.200%, 3/5/08 (a)	7,625,000
	Total New Mexico	24,666,516
New York — 4.9%
	MTA:
	TECP, LOC-ABN AMRO Bank NY:
20,000,000	3.330% due 3/4/08	20,000,000
10,000,000	3.050% due 7/8/08	10,000,000
18,550,000	NY, Revenue, Dedicated Tax, FSA, SPA-Dexia Credit Local, 3.100%,
	3/6/08 (a)	18,550,000
	New York City, NY, Municipal Water, TECP:
12,000,000	1.330% due 3/3/08	12,000,000
1,000,000	1.050% due 3/6/08	1,000,000
41,485,000	New York City, NY, GO, Subordinated, LOC-Royal Bank of Scotland,
	3.000%, 3/6/08 (a)	41,485,000
15,495,000	New York State Dormitory Authority Revenue, Mental Health Facilities
	Improvement, FSA, SPA-Dexia Credit Local, 2.800%, 3/6/08 (a)	15,495,000
14,025,000	New York State Power Authority, 2.680% due 7/2/08	14,025,000
	Total New York	132,555,000

See Notes to Schedules of Investments.

14

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
North Carolina — 3.7%
$8,000,000	Board of Governors University of North Carolina, TECP, 3.250% due 4/7/08 $	$8,000,000
4,560,000	Buncombe County, NC, GO, SPA-Wachovia Bank, 3.400%, 3/6/08 (a)	4,560,000
	Charlotte, NC, COP:
5,000,000	5.000% due 3/1/09	5,182,688
3,805,000	Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.,
	3.000%, 3/6/08 (a)	3,805,000
	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue,
	FSA, SPA-Dexia Credit Local:
2,700,000	3.000%, 3/6/08 (a)	2,700,000
3,900,000	3.330%, 3/6/08 (a)	3,900,000
5,560,000	Durham County, NC, Industrial Facilities & Pollution Control Financing
	Authority, 3.160%, 3/6/08 (a)	5,560,000
4,080,000	Guilford County, NC, GO, SPA-Wachovia Bank, 3.000%, 3/6/08 (a)	4,080,000
14,000,000	Mecklenburg County, NC, COP, SPA - SunTrust Bank, 3.180%, 3/6/08 (a)	14,000,000
	North Carolina Capital Facilities Finance Agency:
3,255,000	Educational Facilities Revenue, Mars Hill College, LOC-Wachovia Bank
	N.A., 3.350%, 3/6/08 (a)	3,255,000
6,050,000	Lees-McRae College, LOC-BB&T Corp., 3.400%, 3/6/08 (a)	6,050,000
4,700,000	North Carolina Capital Facilities Finance Agency Revenue, Elon University,
	LOC-Bank of America N.A., 2.900%, 3/5/08 (a)	4,700,000
	North Carolina Educational Facilities Finance Agency Revenue:
3,810,000	Cape Fear Academy, LOC-Wachovia Bank, 3.400%, 3/6/08 (a)	3,810,000
5,770,000	Providence Day School, LOC-Bank of America, 3.000%, 3/6/08 (a)	5,770,000
	North Carolina Medical Care Commission:
2,460,000	Hospital Revenue, Baptist Hospitals Project, SPA-Wachovia Bank,
	2.650%, 3/5/08 (a)	2,460,000
2,500,000	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.180%,
	3/6/08 (a)	2,500,000
3,510,000	St. Josephs Health System Inc., SPA-BB&T Corp, 3.050%, 3/6/08 (a)	3,510,000
2,655,000	North Carolina State, GO, Refunding, LOC-Landesbank Baden-Wurttemberg,
	2.920%, 3/5/08 (a)	2,655,000
5,300,000	Union County, NC, GO, SPA-Dexia Credit Local, 3.320%, 3/6/08 (a)	5,300,000
7,240,000	Winston-Salem, NC, Water and Sewer Systems Revenue, Refunding, SPA-
	Dexia Credit Local, 2.900%, 3/5/08 (a)	7,240,000
	Total North Carolina	99,037,688
Ohio — 4.7%
4,105,000	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care
	Facilities Sumner Project, LOC-KBC Bank N.V., 3.080%, 3/6/08 (a)	4,105,000
6,890,000	Cincinnati, OH, Development Authority Revenue, National Underground
	Railroad Museum, LOC-Fifth Third Bank, JPMorgan Chase, U.S. Bank,
	3.200%, 3/5/08 (a)	6,890,000
10,000,000	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton
	Memorial, LOC-Fifth Third Bank, 3.200%, 3/7/08 (a)	10,000,000
16,000,000	Dayton-Montgomery County, OH, Port Authority Development Revenue,
	Caresource Project, LOC-Fifth Third Bank, 3.200%, 3/7/08 (a)	16,000,000
10,000,000	Geauga County, OH, Revenue, South Franklin Circle Project A, LOC-
	Keybank N.A., 4.000%, 3/3/08 (a)	10,000,000
11,940,000	Greene County, OH, Hospital Facilities Revenue, Med-Health Systems Inc.,
	LOC-Keybank N.A., 3.050%, 3/6/08 (a)(c)	11,940,000
10,000,000	Hamilton County, OH, Hospital Facilities Revenue, Childrens Hospital
	Medical Center, 3.160%, 3/6/08 (a)	10,000,000
	Ohio State Higher Educational Facilities Revenue:
5,455,000	Ashland University Project, LOC-Key Bank, 3.210%, 3/6/08 (a)	5,455,000
2,625,000	Pooled Financing Program, LOC-Fifth Third Bank, 3.400%, 3/6/08 (a)	2,625,000
7,000,000	Ohio State Major New State Infrastructure Project Revenue, 4.250% due
	6/15/08	7,017,704

See Notes to Schedules of Investments.

15

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Ohio — 4.7% (continued)
$20,250,000	Ohio State Water Development Authority, Pollution Control Facilities
	Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC,
	2.970%, 3/5/08 (a)	$20,250,000
2,700,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 2.970%, 3/5/08 (a)	2,700,000
5,000,000	Ohio State, GO, Common Schools, 5.000% due 3/15/09	5,189,744
15,000,000	Ohio State, Higher Educational Facilities Revenue, Ohio Dominican
	University Project, LOC-JPMorgan Chase, 3.190%, 3/6/08 (a)	15,000,000
1,400,000	Salem, OH, Hospital Revenue, Refunding and Improvement Salem
	Community, LOC-JPMorgan Chase, 3.400%, 3/6/08 (a)	1,400,000
	Total Ohio	128,572,448
Oklahoma — 0.6%
16,000,000	Oklahoma Development Finance Authority Revenue, Inverness Village
	Project, LOC-KBC Bank, 3.010%, 3/6/08 (a)	16,000,000
Oregon — 0.8%
5,000,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	5,008,140
2,900,000	Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-
	U.S. Bank, 3.170%, 3/6/08 (a)	2,900,000
14,835,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project,
	LOC-Bank of America, 3.210%, 3/6/08 (a)	14,835,000
	Total Oregon	22,743,140
Pennsylvania — 12.1%
8,000,000	Adams County, PA, IDA Revenue, LOC-PNC Bank N.A., 3.180%, 3/5/08 (a)	8,000,000
	Allegheny County, PA:
12,560,000	GO, LOC-JPMorgan Chase, 3.400%, 3/6/08 (a)	12,560,000
3,560,000	Higher Education Building Authority University Revenue, Carnegie
	Mellon University, SPA-Landesbank Hessen-Thuringen, 3.500%,
	3/3/08 (a)	3,560,000
6,000,000	IDA, Little Sisters of the Poor, 3.070%, 3/6/08 (a)	6,000,000
2,800,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, LOC-Barclays Bank
	PLC, 2.960%, 3/5/08 (a)	2,800,000
8,955,000	Bucks County, PA, IDA, Revenue, LOC-Citizens Bank, 3.000%, 3/6/08 (a)	8,955,000
2,305,000	Chester County, PA, HEFA, Health System Revenue, Jefferson Health
	System, SPA-JPMorgan Chase, 2.970%, 3/5/08 (a)	2,305,000
	Cumberland County, PA, Municipal Authority Revenue:
11,500,000	Diakon Lutheran Social Ministries, Radian, LOC - Wachovia Bank N.A.,
	3.150%, 3/6/08 (a)	11,500,000
14,205,000	Lutheran Services Northeast/Tressler Lutheran Services Obligated Group
	Project, Radian, LOC - Wachovia Bank N.A., 11.000%, 3/6/08 (a)	14,205,000
24,865,000	Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 3.000%,
	3/6/08 (a)	24,865,000
5,020,000	Downingtown, PA, Area School District, GO, Refunding, State Aid
	Withholding, 5.375% due 2/1/09	5,205,317
17,430,000	Erie, PA, Water Authority Revenue, FSA, SPA-JPMorgan Chase, 3.350%,
	3/6/08 (a)	17,430,000
25,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 3.070%, 3/6/08 (a)	25,000,000
3,895,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA, SPA-Dexia Credit
	Local, 3.170%, 3/6/08 (a)	3,895,000
4,200,000	Lancaster County, PA, Convention Center Authority, LOC-Wachovia Bank
	N.A., 3.360%, 3/6/08 (a)	4,200,000
14,165,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC
	Bank N.A., 3.070%, 3/6/08 (a)	14,165,000
10,900,000	Luzerne County, PA, GO, Notes, FSA, SPA-JPMorgan Chase, 3.400%, 3/6/08 (a)	10,900,000

See Notes to Schedules of Investments.

16

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Pennsylvania — 12.1% (continued)
$7,860,000	Manheim Township School District, PA, GO, FSA, SPA-Royal Bank of
	Canada, 3.190%, 3/6/08 (a)	$7,860,000
4,000,000	Nazareth, PA, Area School District, GO, FSA, SPA-Dexia Credit Local,
	3.190%, 3/6/08 (a)	4,000,000
11,900,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-
	PNC Bank, 3.070%, 3/6/08 (a)	11,900,000
925,000	Northampton County General Purpose Authority, LOC-JPMorgan Chase,
	3.100%, 3/6/08 (a)	925,000
1,625,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue,
	Refunding, FSA, SPA-JPMorgan Chase, 3.160%, 3/6/08 (a)	1,625,000
	Philadelphia, PA:
	Gas Works Revenue:
13,100,000	LOC-JPMorgan Chase, LOC-Bank of Nova Scotia, 3.400%, 3/6/08 (a)	13,100,000
22,700,000	SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank,
	3.350%, 3/6/08 (a)	22,700,000
20,000,000	School District, TRAN, LOC-Bank of America N.A., 4.500% due
	6/27/08	20,047,830
6,105,000	Phoenixville, PA, Area School District, GO, FSA, SPA-Wachovia Bank N.A.,
	3.180%, 3/6/08 (a)	6,105,000
10,400,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,
	SPA-PNC Bank, 3.080%, 3/6/08 (a)	10,400,000
2,700,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 2.900%,
	3/5/08(a)	2,700,000
8,000,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA,
	SPA-PNC Bank, 3.070%, 3/6/08 (a)	8,000,000
	West Cornwall Township Municipal Authority, PA:
34,530,000	Bethlehem Area School District GO, FSA, SPA-Dexia Credit Local,
	3.240%, 3/6/08 (a)	34,530,000
9,035,000	General Government Loan Program, FSA, SPA-Dexia Credit Local,
	3.240%, 3/6/08 (a)	9,035,000
	Total Pennsylvania	328,473,147
South Carolina — 1.2%
	Charleston, SC, Waterworks & Sewer Revenue:
2,800,000	Capital Improvement, SPA-Wachovia Bank, 3.000%, 3/6/08 (a)	2,800,000
5,000,000	SPA-Bank of America N.A., 3.000%, 3/6/08 (a)	5,000,000
	South Carolina Jobs, EDA:
4,300,000	EDR, John Ancrum SPCA Project, LOC-Bank of America, 3.000%,
	3/6/08 (a)	4,300,000
4,350,000	EDR, Southside Christian School, LOC-SunTrust Bank, 3.300%, 3/5/08 (a)	4,350,000
2,100,000	Family YMCA Florence Project, LOC-Wachovia Bank, 3.400%, 3/6/08 (a)	2,100,000
1,720,000	South Carolina State, GO, State School Facilities, 5.000% due 1/1/09	1,771,673
	South Carolina, EFA, Private Non-Profit Institutions:
7,000,000	Presbyterian College Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	7,000,000
4,270,000	Refunding & Improvement, Anderson, LOC-Bank of America N.A.,
	3.000%, 3/6/08 (a)	4,270,000
	Total South Carolina	31,591,673
Tennessee — 1.5%
3,200,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
	Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 3.650%,
	3/3/08(a)	3,200,000
6,100,000	Hendersonville, TN, IDB, Educational Facilities Revenue, Pope John Paul II
	High School, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	6,100,000

See Notes to Schedules of Investments.

17

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Tennessee — 1.5% (continued)
$9,500,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue,
	Webb School of Knoxville Project, LOC-SunTrust Bank, 3.250%, 3/5/08 (a)	$9,500,000
	Metropolitan Government Nashville & Davidson County, TN, TECP,
	Vanderbilt University:
16,000,000	1.000% due 3/10/08	16,000,000
7,200,000	IDB, David Lipscomb University Project, LOC-SunTrust Bank, 3.250%,
	3/5/08 (a)	7,200,000
	Total Tennessee	42,000,000
Texas — 11.3%
	Austin, TX, Utility System Revenue:
19,966,000	LOC-JPMorgan Chase, Bayerische Landesbank, State Street Bank,
	3.150% due 4/8/08	19,966,000
21,000,000	TECP-LOC-JPMorgan Chase, Bayerische Landesbank, State Street Bank,
	3.000% due 3/7/08	21,000,000
1,315,000	Water & Wastewater System Revenue, FSA, SPA-Landesbank Baden-
	Wurttemberg, 3.400%, 3/6/08 (a)	1,315,000
13,900,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.160%, 3/6/08 (a)	13,900,000
15,710,000	Crawford, TX, Education Facilities Corp., Concordia University, LOC-
	Wachovia Bank N.A., 3.350%, 3/6/08 (a)	15,710,000
15,000,000	Area Rapid Transit, TECP, SPA-Westdeutsche Landesbank, Bayerische
	Landesbank, State Street Bank, Landesbank Baden Wurttenberg, 3.450%
	due 3/6/08	15,000,000
11,000,000	Area Rapid Transit, TECP, SPA-Westdeutsche Landesbank, Bayerische
	Landesbank, State Street Bank, Landesbank Baden Wurttenberg, 2.70%
	due 5/7/08	11,000,000
10,000,000	Water & Sewer, TECP, LIQ-Bank of America, 2.850% due 4/23/08	10,000,000
10,000,000	Garland, TX, GO, TECP, LIQ-Depfa Bank, 1.850% due 5/20/08	10,000,000
	Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project:
7,000,000	Environmental Protection Revenue, 3.700% due 3/1/08 (b)	7,000,000
3,280,000	Water Pollution Control Contract Revenue, 3.100% due 7/15/08 (b)	3,285,361
	Harris County, TX, Health Facilities Development Corp. Revenue:
1,000,000	Refunding, Methodist Hospital Systems LOC-Landesbank Hessen-
	Thuringen, 3.350%, 3/6/08 (a)	1,000,000
5,505,000	St. Luke's Episcopal Hospital, SPA-Northern Trust, Bayerische
	Landesbank, Bank of America, JPMorgan Chase, 3.500%, 3/3/08 (a)	5,505,000
	Houston, TX:
4,200,000	Higher Education Finance Corp., Higher Education Revenue, Refunding,
	William Marsh Rice University Project, SPA-JPMorgan Chase,
	TECP, 3.200%, 3/5/08 (a)	4,200,000
13,300,000	Rice University, 3.170% due 3/13/08	13,300,000
36,000,000	TRAN, 4.500% due 6/30/08	36,090,133
16,750,000	North Texas Tollway Authority, TECP, LOC-Bank of America, 2.350% due
	3/3/08	16,750,000
24,000,000	Pasadena, TX, ISD, GO, FSA, LIQ-Bank of America, 3.160%, 3/6/08 (a)	24,000,000
10,000,000	San Antonio, TX, Electric, TECP, LIQ-State Street Bank, 2.650% due 5/22/08	10,000,000
17,700,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital
	Revenue, Valley Baptist Medical Center, LOC-JPMorgan Chase, 3.100%,
	3/5/08 (a)	17,700,000
4,700,000	Texas A&M University, 1.100% due 5/22/08	4,700,000
25,000,000	Texas State, TRAN, 4.500% due 8/28/08	25,093,834
19,965,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue,
	BAN, Second Tier, 5.000% due 6/1/08	20,046,781
	Total Texas	306,562,109
Utah — 1.4%
10,600,000	Intermountain Power Agency, TECP, AMBAC, SPA-Morgan Stanley Bank,
	3.170% due 3/13/08	10,600,000

See Notes to Schedules of Investments.

18

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount	Security	Value
Utah — 1.4% (continued)
$4,900,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., 3.350%,
	3/6/08(a)	$4,900,000
	Utah County, UT:
3,760,000	Heritage Schools Project, LOC-U.S. Bank, 3.250%, 3/6/08 (a)	3,760,000
10,100,000	Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche
	Landesbank, 3.400%, 3/6/08 (a)	10,100,000
	Weber County, UT, Hospital Revenue:
4,500,000	IHC Health Services Inc., SPA-Westdeutsche Landesbank, 3.500%,
	3/3/08(a)	4,500,000
2,800,000	IHC Health Services, SPA-Landesbank Hessen-Thuringen, 3.150%,
	3/3/08(a)	2,800,000
	Total Utah	36,660,000
Vermont — 0.0%
1,000,000	Vermont State, GO, Refunding, 5.000% due 2/1/09	1,033,055
Virginia — 1.8%
	Fairfax County, VA:
	EDA Revenue:
5,000,000	Mount Vernon Ladies Association of the Union Project, LOC-
	SunTrust Bank, 3.250%, 3/5/08 (a)	5,000,000
4,535,000	Refunding, Retirement Greenspring, LOC-Wachovia Bank N.A.,
	2.980%, 3/6/08 (a)	4,535,000
8,000,000	Redevelopment & Housing Authority Revenue, BAN, Affordable
	Housing, 3.625% due 10/9/08	8,015,149
30,000,000	Richmond, VA, GO, RAN, 4.000% due 6/25/08	30,064,337
195,000	Virginia College Building Authority, VA, Various Shenandoah University
	Projects, LOC-Branch Banking & Trust, 3.450%, 3/3/08 (a)	195,000
	Total Virginia	47,809,486
Washington — 1.3%
1,900,000	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America,
	3.020%, 3/6/08 (a)	1,900,000
2,300,000	Seattle, WA, Water System Revenue, LOC-Bayerische Landesbank, 3.200%,
	3/5/08(a)	2,300,000
	Washington State Health Care Facilities Authority Revenue:
9,970,000	Catholic Health, SPA-JPMorgan Chase, 3.200%, 3/5/08 (a)	9,970,000
4,700,000	Multicare Health Systems, FSA, SPA-U.S. Bank N.A., 3.550%, 3/3/08 (a)	4,700,000
6,000,000	Washington State Higher Education Facilities Authority Revenue, University
	of Puget Sound Project, LOC-Bank of America, 3.140%, 3/6/08 (a)	6,000,000
	Washington State Housing Finance Commission:
1,800,000	Overlake School Project, LOC-Wells Fargo Bank, 3.160%, 3/6/08 (a)	1,800,000
2,100,000	United Way of King County Project, LOC-Bank of America, 2.300%,
	3/3/08 (a)	2,100,000
	Washington State, GO:
6,040,000	5.000% due 7/1/08	6,119,456
1,500,000	MBIA, 4.000% due 1/1/09	1,530,836
	Total Washington	36,420,292
Wisconsin — 3.3%
1,330,000	Wisconsin Housing EDA Revenue, FSA, SPA-FHLB, 2.900%, 3/5/08 (a)	1,330,000
4,000,000	Wisconsin Public Power Inc. Systems Power Supply, System Revenue,
	MBIA, 5.000% due 7/1/08	4,016,585
46,700,000	Wisconsin State, Notes, 4.500% due 6/16/08	46,799,155
	Wisconsin State HEFA:
3,600,000	Northland College, LOC-Wells Fargo Bank, 3.160%, 3/6/08 (a)	3,600,000
	Revenue:

See Notes to Schedules of Investments.

19

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Face
Amount		Security	Value
Wisconsin — 3.3% (continued)
	$7,000,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase,
		3.400%, 3/6/08 (a)	$7,000,000
	11,500,000	Indian Community School of Milwaukee, LOC-JPMorgan Chase,
		3.200%, 3/5/08 (a)	11,500,000
	15,000,000	Wisconsin State, GO, TECP, 1.830% due 7/7/08	15,000,000
		Total Wisconsin	89,245,740
		TOTAL INVESTMENTS — 100.0% (Cost — $2,709,285,629#)	2,709,285,629
		Liabilities in Excess of Other Assets — 0.0%	(940,906)
		TOTAL NET ASSETS — 100.0%	$2,708,344,723

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
BAN - Bond Anticipation Notes
COP - Certificate of Participation
CTFS - Certificates
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDB - Industrial Development Board
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH - Multi-Family Housing
MTA - Metropolitan Transportation Authority
PCR - Pollution Control Revenue
PSFG - Permanent School Fund Guaranty
Q-SBLF - Qualified School Board Loan Fund
RAN - Revenue Anticipation Notes
Radian - Radian Assets Assurance
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
	TRAN - Tax and Revenue Anticipation Notes

See Notes to Schedules of Investments.

20

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 29, 2008

Summary of Investments by Industry* (Unaudited)

Hospitals	22.1%
Education	19.4
General Obligation	16.3
Miscellaneous	12.7
Utilities	5.9
Transportation	5.7
Public Facilities	3.4
Industrial Development	3.3
Tax Allocation	2.8
Life Care Systems	2.1
Water & Sewer	1.8
Finance	1.7
Pollution Control	1.6
Housing: Multi-Family	0.9
Pre-Refunded	0.2
Government Facilities	0.1
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of February 29, 2008 and are subject to change.

Ratings Table† (February 29, 2008) (unaudited)

S&P/Moody's/Fitch‡

A-1, SP-1, MIG1, VMIG1/F1	95.8%
AA/Aa	2.7
AAA/Aaa	0.7
A	0.1
NR	0.7
100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.
See pages 22 and 23 for definitions of ratings.

See Notes to Schedules of Investments.

21

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from thehighest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

22

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

23

Notes to Schedules of Investments (unaudited)

1.      Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”), Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”), are each a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds' use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Institutional Money Market Fund. As of the date of this report, the Fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

24

ITEM 2.      CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.      EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

25

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: April 28, 2008